INCOME TAX - NET DEFERRED TAX ASSETS (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
INCOME TAX
Organizational costs/Startup expenses		$ 153,773
Total deferred tax asset	$ 426,000	153,773
Valuation allowance	$ (426,000)	$ (153,773)